Subsidiaries (Tables)	12 Months Ended
Sep. 30, 2022
Subsidiaries
Schedule of company's subsidiaries

Name of undertaking	Registered office	Domicile	% held
Arqit Limited	7th Floor, Nova North, 11 Bressenden Place, London, England, SW1E 5BY	U.K.	100
Arqit Inc.	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit LLC	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit Italia S.R.L	Via Delle Quattro Fontane, 20, 00184 Roma	Italy	100
Arqit Quantum Pty Ltd	Level 10, 171 Clarence Street, Sydney NSW 2000	Australia	100